OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Dec. 31, 2011
OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
OTHER COMPREHENSIVE INCOME (LOSS)
NOTE 6:              OTHER COMPREHENSIVE INCOME (LOSS)

Other comprehensive income components and related taxes were as follows:

	Year ended
	December 31,
	2011	2010	2009

Unrealized gains (losses) on available-for-sale securities	$(163,480)	$1,016,414	$1,720,966
Accretion of gains on interest rate swaps	-	(508,746)	(1,017,492)
Less: Reclassification adjustment for realized gains included in income	(1,505,915)	(275,125)	(689,769)
Other comprehensive income (loss) before tax effect	(1,669,395)	232,543	13,705
Tax expense (benefit)	(617,676)	86,041	5,061
Other comprehensive income (loss)	$(1,051,719)	$146,502	$8,644

The components of accumulated other comprehensive income, included in stockholders' equity, are as follows:

	2011	2010

Unrealized gain on available-for-sale securities	$1,256,008	$2,925,403
Tax effect	464,723	1,082,399
Net of tax amount	$791,285	$1,843,004